Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK BALANCED FUND, INC.	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Balanced Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Balanced Fund, Inc. (the “Fund”) is to seek the highest total investment return through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities.